Securities (Gross Realized Gains (Losses) on Investments) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Securities [Abstract]
Available-for-sale Securities, Gross Realized Gains	$ 570	$ 484
Available-for-sale Securities, Gross Realized Losses	(4)	(63)
Available-for-sale Securities, Gross Realized Gain (Loss), Total	566	421
Held-to-maturity Securities, Sold Security, Realized Gain	7
Held-to-maturity Securities, Sold Security, Realized Loss		(118)
Held-to-maturity Securities, Sold Security, Realized Gain (Loss), Total	7	(118)
Gain (Loss) on Sale of Securities, Net, Total	$ 573	$ 303